Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital	Treasury stock	Contributed surplus	Accumulated other comprehensive loss	Deficit	Total equity attributable to shareholders of the Company	Non-controlling interests
Balance beginning of year at Dec. 31, 2021		$ 3,225,326	$ (10,289)	$ 2,615,459	$ (20,905)	$ (2,239,226)		$ 69,557
Shares issued upon exercise of share options		4,438
Shares issued upon exercise of performance share units		2,256
Transfer of contributed surplus on exercise of options		1,787
Shares issued in private placements, net of share issuance costs		0
Shares issued to the public, net of share issuance costs		7,837
Purchase of treasury stock			(13,969)
Shares redeemed upon exercise of restricted share units			3,804	(3,804)
Share-based payment arrangements				10,600
Shares redeemed upon exercise of performance share units				(2,256)
Transfer to share capital on exercise of options				(1,787)
Other comprehensive earnings (loss) for the year attributable to shareholders of the Company					(21,379)
Net earnings (loss) attributable to shareholders of the Company	$ (353,824)					(353,824)
Loss attributable to non-controlling interests	(73,029)							(73,029)
Contributions from non-controlling interests								272
Balance end of year at Dec. 31, 2022	3,200,868	3,241,644	(20,454)	2,618,212	(42,284)	(2,593,050)	$ 3,204,068	(3,200)
Shares issued upon exercise of share options		7,390
Shares issued upon exercise of performance share units		0
Transfer of contributed surplus on exercise of options		3,112
Shares issued in private placements, net of share issuance costs		59,873
Shares issued to the public, net of share issuance costs		101,346
Purchase of treasury stock			(4,442)
Shares redeemed upon exercise of restricted share units			5,633	(5,633)
Share-based payment arrangements				7,749
Shares redeemed upon exercise of performance share units				0
Transfer to share capital on exercise of options				(3,112)
Other comprehensive earnings (loss) for the year attributable to shareholders of the Company					37,533
Net earnings (loss) attributable to shareholders of the Company	104,630					104,630
Loss attributable to non-controlling interests	(3,247)							(3,247)
Contributions from non-controlling interests								265
Balance end of year at Dec. 31, 2023	$ 3,511,965	$ 3,413,365	$ (19,263)	$ 2,617,216	$ (4,751)	$ (2,488,420)	$ 3,518,147	$ (6,182)